Trade Receivables and Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 07, 2023	Jun. 30, 2022
Trade Receivables and Allowance for Doubtful Accounts [Abstract]
Bad debt expense	$ 0	$ 0	$ 352	$ 0